AMERICAN LIFE

                             SEPARATE ACCOUNT NO. 3
                                  ANNUAL REPORT

                                DECEMBER 31, 2003

   This report is not to be construed as an offering for sale of any Variable Product. No offering is made except in conjunction with a prospectus which must precede or accompany this report.

                                    CONTENTS

                                                                            Page
                                                                            ----
Annual Report of American Life Separate Account No. 3:

   Statement of Assets and Liabilities ....................................    2

   Statement of Operations ................................................    4

   Statements of Changes in Net Assets ....................................    6

   Financial Highlights ...................................................    9

   Notes to Financial Statements ..........................................   14

   Independent Auditors' Report ...........................................   16

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 3
                       STATEMENT OF ASSETS AND LIABILITIES
                                December 31, 2003

                                                                                     Investment Company
                                                                   --------------------------------------------------------
                                                                     Money       All        Equity     Mid-Cap
                                                                    Market     America      Index    Equity Index    Bond
                                                                     Fund        Fund       Fund         Fund        Fund
                                                                   --------    --------    --------  ------------  --------
ASSETS:
Investments in Mutual of America Investment Corporation
   at market value
   (Cost:
   Money Market Fund -- $1,264
   All America Fund -- $19,039
   Equity Index Fund -- $32,785
   Mid-Cap Equity Index Fund -- $102
   Bond Fund -- $1,516)
   (Notes 1 and 2) .............................................   $  1,235    $ 15,647    $ 28,865    $    114    $  1,414
Due From (To) General Account ..................................        (17)         (7)       (336)        (30)          3
                                                                   --------    --------    --------    --------    --------
NET ASSETS .....................................................   $  1,218    $ 15,640    $ 28,529    $     84    $  1,417
                                                                   ========    ========    ========    ========    ========
UNIT VALUE AT DECEMBER 31, 2003(1) .............................   $   2.30    $   7.85    $   2.62    $   1.41    $   3.99
                                                                   ========    ========    ========    ========    ========
NUMBER OF UNITS OUTSTANDING AT
   DECEMBER 31, 2003(2) ........................................        530       1,992      10,873          60         355
                                                                   ========    ========    ========    ========    ========

                                                                                            Investment Company
                                                                        -----------------------------------------------------------
                                                                                                                          Aggressive
                                                                        Short-Term       Mid-Term        Composite          Equity
                                                                        Bond Fund        Bond Fund         Fund              Fund
                                                                        ----------       ---------       ---------        ----------
ASSETS:
Investments in Mutual of America Investment Corporation
   at market value
   (Cost:
   Short-Term Bond Fund -- $263
   Mid-Term Bond Fund -- $72
   Composite Fund -- $18,515
   Aggressive Equity Fund -- $29,604)
   (Notes 1 and 2) ..............................................        $    259         $     71        $ 15,945         $ 30,667
Due From (To) Mutual of America General Account .................             (46)               4            (380)            (552)
                                                                         --------         --------        --------         --------
NET ASSETS ......................................................        $    213         $     75        $ 15,565         $ 30,115
                                                                         ========         ========        ========         ========
UNIT VALUE AT DECEMBER 31, 2003(1) ..............................        $   1.53         $   1.67        $   5.23         $   2.69
                                                                         ========         ========        ========         ========
NUMBER OF UNITS OUTSTANDING AT

   DECEMBER 31, 2003(2) .........................................             139               45           2,975           11,188
                                                                         ========         ========        ========         ========

----------
(1)   Rounded to the nearest cent.
(2)   Rounded to the nearest unit.

   The accompanying notes are an integral part of these financial statements.

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 3
                       STATEMENT OF ASSETS AND LIABILITIES
                                December 31, 2003

                                                                                                                        American
                                                                                   Scudder                               Century
                                                             ----------------------------------------------------      ------------
                                                                                  Capital                               VP Capital
                                                                Bond              Growth            International      Appreciation
                                                                Fund               Fund                 Fund               Fund
                                                              --------            --------            --------         ------------
ASSETS:
Investments in Scudder Portfolios and American
   Century VP Capital Appreciation Fund at market value
   (Cost:
   Scudder Bond Fund -- $1,486
   Scudder Capital Growth Fund -- $70,892
   Scudder International Fund -- $12,226
   American Century VP
   Capital Appreciation Fund-- $27,637)
   (Notes 1 and 2) ...................................        $  1,147            $ 46,296            $  7,239           $ 21,097
Due From (To) General Account ........................              (2)               (159)                104                 79
                                                              --------            --------            --------           --------
NET ASSETS ...........................................        $  1,145            $ 46,137            $  7,343           $ 21,176
                                                              ========            ========            ========           ========
UNIT VALUE AT DECEMBER 31, 2003(1) ...................        $  16.22            $  30.30            $  14.05           $  12.59
                                                              ========            ========            ========           ========
NUMBER OF UNITS OUTSTANDING AT

   DECEMBER 31, 2003(2) ..............................              71               1,522                 523              1,681
                                                              ========            ========            ========           ========

                                                                Calvert                             Fidelity
                                                                -------         --------------------------------------------------
                                                                 Social             VIP               VIP II            VIP II
                                                                Balanced        Equity-Income         Contra         Asset Manager
                                                                  Fund              Fund               Fund               Fund
                                                                --------          --------           --------           --------
ASSETS:
Investments in Calvert Responsibly Invested Portfolio
   and Fidelity Portfolios at market value
   (Cost:
   Calvert Social Balanced Fund -- $12,170
   VIP Equity-Income Fund -- $31,171
   VIP II Contra Fund -- $19,433
   VIP II Asset Manager Fund -- $18,247)
   (Notes 1 and 2) .......................................      $  9,952          $ 23,872           $ 18,623           $ 14,089
Due From (To) General Account ............................            33              (547)              (348)               128
                                                                --------          --------           --------           --------
NET ASSETS ...............................................      $  9,985          $ 23,325           $ 18,275           $ 14,217
                                                                ========          ========           ========           ========
UNIT VALUE AT DECEMBER 31, 2003(1) .......................      $   3.07          $  34.76           $  29.66           $  25.34
                                                                ========          ========           ========           ========
NUMBER OF UNITS OUTSTANDING AT
   DECEMBER 31, 2003(2) ..................................         3,255               671                616                561
                                                                ========          ========           ========           ========

----------
(1)   Rounded to the nearest cent.

(2)   Rounded to the nearest unit.

   The accompanying notes are an integral part of these financial statements.

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 3
                             STATEMENT OF OPERATIONS
                      For the Year Ended December 31, 2003

                                                                                     Investment Company
                                                               -----------------------------------------------------------------
                                                                                                                      Mid-Cap
                                                               Money Market       All America      Equity Index     Equity Index
                                                                   Fund              Fund               Fund             Fund
                                                                  -------           -------           -------           -------
INVESTMENT INCOME AND EXPENSES:
Income  (Note 1):
   Dividend Income ..........................................     $    13           $   110           $   368           $     1
                                                                  -------           -------           -------           -------
Expenses  (Note 3):
   Fees and administrative expenses .........................          49               257               440              --
                                                                  -------           -------           -------           -------
NET INVESTMENT INCOME (LOSS) ................................         (36)             (147)              (72)                1
                                                                  -------           -------           -------           -------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS (Note 1)
Net realized gain (loss) on investments .....................          (8)           (1,606)           (1,727)             --
Net unrealized appreciation (depreciation)
   of investments ...........................................           5             5,400             8,066                17
                                                                  -------           -------           -------           -------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS ...........................................          (3)            3,794             6,339                17
                                                                  -------           -------           -------           -------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ................................     $   (39)          $ 3,647           $ 6,267           $    18
                                                                  =======           =======           =======           =======

                                                                                       Investment Company
                                                                --------------------------------------------------------------------
                                                                                                                          Aggressive
                                                                 Bond         Short-Term     Mid-Term       Composite       Equity
                                                                 Fund         Bond Fund      Bond Fund        Fund           Fund
                                                                -------        -------        -------        -------        -------
INVESTMENT INCOME AND EXPENSES:
Income  (Note 1):
   Dividend Income ......................................       $    73        $     9        $     3        $   386        $  --
                                                                -------        -------        -------        -------        -------
Expenses  (Note 3):
   Fees and administrative expenses .....................            96              3              1            451            337
                                                                -------        -------        -------        -------        -------
NET INVESTMENT INCOME (LOSS) ............................           (23)             6              2            (65)          (337)
                                                                -------        -------        -------        -------        -------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS (Note 1)
Net realized gain on investments ........................           (49)             1              3         (1,178)          (405)
Net unrealized appreciation (depreciation)
   of investments .......................................            90             (5)            (3)         3,339          9,580
                                                                -------        -------        -------        -------        -------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS .......................................            41             (4)          --            2,161          9,175
                                                                -------        -------        -------        -------        -------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ............................       $    18        $     2        $     2        $ 2,096        $ 8,838
                                                                =======        =======        =======        =======        =======

   The accompanying notes are an integral part of these financial statements.

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 3
                             STATEMENT OF OPERATIONS
                      For the Year Ended December 31, 2003

                                                                                                                        American
                                                                                     Scudder                             Century
                                                                   ---------------------------------------------      ------------
                                                                                     Capital                           VP Capital
                                                                     Bond            Growth        International      Appreciation
                                                                     Fund             Fund              Fund              Fund
                                                                   -------           -------           -------           -------
INVESTMENT INCOME AND EXPENSES:
Income  (Note 1):
   Dividend Income .........................................       $    41           $   170           $    43           $    --
                                                                   -------           -------           -------           -------
Expenses  (Note 3):
   Fees and administrative expenses ........................            20               443                53               175
                                                                   -------           -------           -------           -------
NET INVESTMENT INCOME (LOSS) ...............................            21              (273)              (10)             (175)
                                                                   -------           -------           -------           -------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS (Note 1):
Net realized gain (loss) on investments ....................           (19)              (99)              (27)               --
Net unrealized appreciation
   (depreciation) of investments ...........................            34             9,550             1,513             3,329
                                                                   -------           -------           -------           -------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS ..........................................            15             9,451             1,486             3,329
                                                                   -------           -------           -------           -------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ...............................       $    36           $ 9,178           $ 1,476           $ 3,154
                                                                   =======           =======           =======           =======

                                                                  Calvert                            Fidelity
                                                                  --------       -------------------------------------------------
                                                                   Social             VIP             VIP II            VIP II
                                                                  Balanced       Equity-Income        Contra         Asset Manager
                                                                    Fund             Fund              Fund              Fund
                                                                  -------        -------------        -------        -------------
INVESTMENT INCOME AND EXPENSES:
Income  (Note 1):
   Dividend Income .........................................      $   204           $   401           $    69           $   508
                                                                  -------           -------           -------           -------
Expenses  (Note 3):
   Fees and administrative expenses ........................          146               343               223               218
                                                                  -------           -------           -------           -------
NET INVESTMENT INCOME (LOSS) ...............................           58                58              (154)              290
                                                                  -------           -------           -------           -------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS (Note 1):
Net realized gain (loss) on investments ....................         (349)           (1,553)               (1)             (681)
Net unrealized appreciation
   (depreciation) of investments ...........................        1,921             6,902             3,939             2,456
                                                                  -------           -------           -------           -------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS ..........................................        1,572             5,349             3,938             1,775
                                                                  -------           -------           -------           -------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ...............................      $ 1,630           $ 5,407           $ 3,784           $ 2,065
                                                                  =======           =======           =======           =======

   The accompanying notes are an integral part of these financial statements.

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 3
                       STATEMENTS OF CHANGES IN NET ASSETS
                         For the Years Ended December 31

                                                                                   Investment Company
                                                     ------------------------------------------------------------------------------
                                                        Money Market Fund           All America Fund            Equity Index Fund
                                                     ------------------------------------------------------------------------------
                                                       2003          2002          2003          2002          2003          2002
                                                     --------      --------      --------      --------      --------      --------
INCREASE (DECREASE) IN NET ASSETS:
From Operations:
   Net investment income (loss) ................     $    (36)     $    (32)     $   (147)     $   (189)     $    (72)     $     (5)
   Net realized gain (loss) on
     investments ...............................           (8)          (13)       (1,606)       (3,657)       (1,727)       (2,942)
   Net Unrealized appreciation
      (depreciation) of investments ............            5            11         5,400          (652)        8,066        (4,324)
                                                     --------      --------      --------      --------      --------      --------
Net Increase (Decrease) in net assets
   resulting from operations ...................          (39)          (34)        3,647        (4,498)        6,267        (7,271)
                                                     --------      --------      --------      --------      --------      --------
From Unit Transactions:
   Contributions ...............................          700           630         2,445         3,239         6,728         7,548
   Withdrawals .................................           --            --            --          (378)          (16)          (95)
   Net Transfers ...............................         (453)         (415)       (3,550)       (7,876)       (8,195)      (10,997)
                                                     --------      --------      --------      --------      --------      --------
Net Increase (Decrease) from unit
   transactions ................................          247           215        (1,105)       (5,015)       (1,483)       (3,544)
                                                     --------      --------      --------      --------      --------      --------
NET INCREASE (DECREASE) IN
   NET ASSETS ..................................          208           181         2,542        (9,513)        4,784       (10,815)
NET ASSETS:
Beginning of Year ..............................        1,010           829        13,098        22,611        23,745        34,560
                                                     --------      --------      --------      --------      --------      --------
End of Year ....................................     $  1,218      $  1,010      $ 15,640      $ 13,098      $ 28,529      $ 23,745
                                                     ========      ========      ========      ========      ========      ========

                                                                                     Investment Company
                                                             ------------------------------------------------------------------
                                                                   Mid-Cap                                       Short-Term
                                                              Equity Index Fund           Bond Fund               Bond Fund
                                                             -------------------     -------------------     ------------------
                                                               2003        2002        2003        2002        2003       2002
                                                             -------     -------     -------     -------     -------    -------
INCREASE (DECREASE) IN NET ASSETS:
From Operations:
   Net investment income (loss) .........................    $     1    $    34     $   (23)    $    37     $     6     $     3
   Net realized gain (loss) on investments ..............         --       (928)        (49)        (72)          1          --
   Net Unrealized appreciation
     (depreciation) of investments ......................         17         --          90          45          (5)          4
                                                             -------     -------     -------     -------     -------    -------
Net Increase (Decrease) in net assets
   resulting  from operations ...........................         18       (894)         18          10           2           7
                                                             -------     -------     -------     -------     -------    -------
From Unit Transactions:
   Contributions ........................................         --        242         686         706          55          54
   Withdrawals ..........................................         --         --        (368)        (10)         --          --
   Net Transfers ........................................          3        714        (513)       (749)        (29)        (22)
                                                             -------     -------     -------     -------     -------    -------
Net Increase (Decrease) from unit
   transactions .........................................          3        956        (195)        (53)         26          32
                                                             -------     -------     -------     -------     -------    -------
NET INCREASE (DECREASE) IN
   NET ASSETS ...........................................         21         62        (177)        (43)         28          39
NET ASSETS:
Beginning of Year .......................................         63          1       1,594       1,637         185         146
                                                             -------     -------     -------     -------     -------    -------
End of Year .............................................    $    84    $    63     $ 1,417     $ 1,594     $   213     $   185
                                                             =======    =======     =======     =======     =======     =======

   The accompanying notes are an integral part of these financial statements.

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 3
                      STATEMENTS OF CHANGES IN NET ASSETS
                        For the Years Ended December 31

                                                                                   Investment Company
                                                     ------------------------------------------------------------------------------
                                                           Mid-Term                                               Aggressive
                                                           Bond Fund                 Composite Fund               Equity Fund
                                                     ----------------------      ----------------------      ----------------------
                                                       2003          2002          2003          2002          2003          2002
                                                     --------      --------      --------      --------      --------      --------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss) ................     $      2      $      1      $    (65)     $     70      $   (337)     $   (342)
   Net realized gain (loss) on
     investments ...............................            3            --        (1,178)       (1,663)         (405)       (1,184)
   Net Unrealized appreciation
     (depreciation) of investments .............           (3)            4         3,339          (238)        9,580        (4,011)
                                                     --------      --------      --------      --------      --------      --------
Net Increase (Decrease) in net assets
   resulting from operations ...................            2             5         2,096        (1,831)        8,838        (5,537)
                                                     --------      --------      --------      --------      --------      --------
From Unit Transactions:
   Contributions ...............................          329           329         2,895         3,196         3,577         4,172
   Withdrawals .................................           --            --          (361)         (388)         (244)       (1,001)
   Net Transfers ...............................         (342)         (334)       (4,368)       (5,285)       (4,140)       (9,522)
                                                     --------      --------      --------      --------      --------      --------
Net Increase (Decrease) from unit
   transactions ................................          (13)           (5)       (1,834)       (2,477)         (807)       (6,351)
                                                     --------      --------      --------      --------      --------      --------
NET INCREASE (DECREASE) IN
   NET ASSETS ..................................          (11)           --           262        (4,308)        8,031       (11,888)
NET ASSETS:
Beginning of Year ..............................           86            86        15,303        19,611        22,084        33,972
                                                     --------      --------      --------      --------      --------      --------
End of Year ....................................     $     75      $     86      $ 15,565      $ 15,303      $ 30,115      $ 22,084
                                                     ========      ========      ========      ========      ========      ========

                                                                                            Scudder
                                                               --------------------------------------------------------------------
                                                                    Bond Fund          Capital Growth Fund      International Fund
                                                               --------------------    --------------------    --------------------
                                                                 2003        2002        2003        2002        2003        2002
                                                               --------    --------    --------    --------    --------    --------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss) ............................   $     21    $     41    $   (273)   $   (310)   $    (10)   $     --
   Net realized gain (loss) on
     investments ...........................................        (19)         --         (99)       (523)        (27)       (850)
   Net Unrealized appreciation
     (depreciation) of investments .........................         34          15       9,550     (13,570)      1,513        (417)
                                                               --------    --------    --------    --------    --------    --------
Net Increase (Decrease) in net assets
   resulting  from operations ..............................         36          56       9,178     (14,403)      1,476      (1,267)
                                                               --------    --------    --------    --------    --------    --------
From Unit Transactions:
   Contributions ...........................................         53         271       5,247       6,468       1,440       1,506
   Withdrawals .............................................         --          --        (210)     (1,548)       (797)       (246)
   Net Transfers ...........................................        (80)       (155)     (3,312)     (3,791)       (256)     (1,129)
                                                               --------    --------    --------    --------    --------    --------
Net Increase (Decrease) from unit
   transactions ............................................        (27)        116       1,725       1,129         387         131
                                                               --------    --------    --------    --------    --------    --------
NET INCREASE (DECREASE) IN
   NET ASSETS ..............................................          9         172      10,903     (13,274)      1,863      (1,136)
NET ASSETS:
Beginning of Year ..........................................      1,136         964      35,234      48,508       5,480       6,616
                                                               --------    --------    --------    --------    --------    --------
End of Year ................................................   $  1,145    $  1,136    $ 46,137    $ 35,234    $  7,343    $  5,480
                                                               ========    ========    ========    ========    ========    ========

   The accompanying notes are an integral part of these financial statements.

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 3
                      STATEMENTS OF CHANGES IN NET ASSETS
                        For the Years Ended December 31

                                                                              American Century                    Calvert
                                                                        ----------------------------       -----------------------
                                                                        VP Capital Appreciation Fund       Social Balanced Fund
                                                                        ----------------------------       -----------------------
                                                                          2003                2002           2003           2002
                                                                        --------            --------       --------       --------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income .............................................  $   (175)           $   (136)      $     58       $    128
   Net realized gain (loss) on investments ...........................        --                  --           (349)            --
   Net Unrealized appreciation (depreciation) of investments .........     3,329              (3,355)         1,921         (1,374)
                                                                        --------            --------       --------       --------
Net Increase (Decrease) in net assets resulting
   from operations ...................................................     3,154              (3,491)         1,630         (1,246)
                                                                        --------            --------       --------       --------
From Unit Transactions:
   Contributions .....................................................     4,034               3,936          1,685          1,971
   Withdrawals .......................................................      (279)                 --         (2,080)           (85)
   Net Transfers .....................................................      (253)               (191)          (486)        (1,024)
                                                                        --------            --------       --------       --------
Net Increase (Decrease) from unit transactions .......................     3,502               3,745           (881)           862
                                                                        --------            --------       --------       --------
NET INCREASE (DECREASE) IN NET ASSETS ................................     6,656                 254            749           (384)
NET ASSETS:
Beginning of Year ....................................................    14,520              14,266          9,236          9,620
                                                                        --------            --------       --------       --------
End of Year ..........................................................  $ 21,176            $ 14,520       $  9,985       $  9,236
                                                                        ========            ========       ========       ========

                                                                                   Fidelity
                                                  ---------------------------------------------------------------------------------
                                                  VIP Equity Income Fund      VIP II Contra Fund          VIP II Asset Manager Fund
                                                  ----------------------      ----------------------      -------------------------
                                                    2003           2002         2003          2002          2003             2002
                                                  --------      --------      --------      --------      --------         --------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss) .............     $     58      $    567      $   (154)     $    (75)     $    290         $    299
   Net realized gain (loss) on
     investments ............................       (1,553)       (2,368)           (1)         (650)         (681)            (333)
   Net Unrealized appreciation
      (depreciation) of investments .........        6,902        (3,339)        3,939          (830)        2,456           (1,483)
                                                  --------      --------      --------      --------      --------         --------
Net Increase (Decrease) in net assets
   resulting  from operations ...............        5,407        (5,140)        3,784        (1,555)        2,065           (1,517)
                                                  --------      --------      --------      --------      --------         --------
From Unit Transactions:
   Contributions ............................        2,734         3,132         2,230         2,873         2,168            2,959
   Withdrawals ..............................         (274)       (2,108)         (239)         (115)       (1,122)            (791)
   Net Transfers ............................       (5,412)       (4,908)       (2,094)       (5,234)       (2,100)          (2,869)
                                                  --------      --------      --------      --------      --------         --------
Net Increase (Decrease) from unit
   transactions .............................       (2,952)       (3,884)         (103)       (2,476)       (1,054)            (701)
                                                  --------      --------      --------      --------      --------         --------
NET INCREASE (DECREASE) IN
   NET ASSETS ...............................        2,455        (9,024)        3,681        (4,031)        1,011           (2,218)
NET ASSETS:
Beginning of Year ...........................       20,870        29,894        14,594        18,625        13,206           15,424
                                                  --------      --------      --------      --------      --------         --------
End of Year .................................     $ 23,325      $ 20,870      $ 18,275      $ 14,594      $ 14,217         $ 13,206
                                                  ========      ========      ========      ========      ========         ========

   The accompanying notes are an integral part of these financial statements.

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 3
                              FINANCIAL HIGHLIGHTS

      Pursuant to the provisions of the AICPA Audit and Accounting Guide for Investment Companies ("Guide"), disclosure of per unit data and other supplemental data is presented in the form of a financial highlights section accompanying the financial statements. The Guide requires the data be presented for fiscal years beginning after December 15, 2000. Consequently, the financial highlights section which follows limits the required disclosures to the years ended December 31, 2003, 2002 and 2001. Data shown for any of the preceding two years (1999-2000) was previously disclosed in the "Notes to Financial Statements -- Financial Highlights" following the financial statements.

                                    Investment Company Money Market Fund            Investment Company All America Fund
                                  ----------------------------------------   --------------------------------------------------
                                           Years Ended December 31,                     Years Ended December 31,
SELECTED PER UNIT AND             ----------------------------------------   --------------------------------------------------
SUPPLEMENTARY DATA:                2003     2002     2001     2000    1999    2003       2002      2001      2000       1999
---------------------             ------   ------   ------   -----   -----   ------     ------    ------    -------    --------
Unit value, beginning of year .   $ 2.30   $ 2.28   $ 2.22   $2.11   $2.03   $ 5.96     $ 7.74    $ 9.46    $ 10.05    $   8.09
                                  ======   ======   ======   =====   =====   ======     ======    ======    =======    ========
Unit value, end of year .......   $ 2.30   $ 2.30   $ 2.28   $2.22   $2.11   $ 7.85     $ 5.96    $ 7.74    $  9.46    $  10.05
                                  ======   ======   ======   =====   =====   ======     ======    ======    =======    ========
Units outstanding,
  beginning of year (1) .......      440      363      455                    2,199      2,921     6,306
Units Issued (1) ..............      305      275      170                      521        859     1,997
Units Redeemed (1) ............     (215)    (198)    (262)                    (728)    (1,581)   (5,382)
                                  ------   ------   ------                   ------     ------    ------
Units outstanding,
  end of year .................      530      440      363     455   5,096    1,992      2,199     2,921      6,306     120,656
                                  ======   ======   ======   =====   =====   ======     ======    ======    =======    ========

Net Assets (1) ................   $1,218   $1,010   $  829                  $15,640    $13,098   $22,611
                                  ======   ======   ======                  =======    =======   =======
Expense Ratio (A) (1) .........    0.90%    0.90%    0.90%                    0.90%      0.90%     0.90%
                                  ======   ======   ======                  =======    =======   =======

Investment Income Ratio (B) (1)     1.1%     1.6%     4.7%                     0.8%       0.8%     0.3%
                                  ======   ======   ======                  =======    =======   =======
Total Return (C) (1) ..........     0.1%     0.6%     3.0%                    31.8%     -23.1%    -18.1%
                                  ======   ======   ======                  =======    =======   =======


                                                                                              Investment Company
                                    Investment Company Equity Index Fund                   Mid-Cap Equity Index Fund
                                  --------------------------------------------   --------------------------------------------------
                                            Years Ended December 31,                        Years Ended December 31,
SELECTED PER UNIT AND             --------------------------------------------   --------------------------------------------------
SUPPLEMENTARY DATA:                2003     2002      2001       2000     1999    2003       2002      2001      2000       1999
---------------------             ------   ------    ------     -----    -----   ------     ------    ------    -------    --------
Unit value,
  beginning of period/year ...   $  2.06  $  2.67   $  3.07  $  3.41  $   2.86   $ 1.05     $ 1.25   $  1.28     $ 1.11      $ 1.00
                                 =======  =======   =======  =======  ========   ======     ======   =======     ======      ======
Unit value,
  end of period/year .........   $  2.62  $  2.06   $  2.67  $  3.07  $   3.41   $ 1.41     $ 1.05   $  1.25     $ 1.28      $ 1.11
                                 =======  =======   =======  =======  ========   ======     ======   =======     ======      ======
Units outstanding,
  beginning of period/year ...    11,507   12,924    17,036                          60          1     1,880
Units Issued (1) .............     3,111    6,404     7,648                                  3,312        89
Units Redeemed (1) ...........    (3,745)  (7,821)  (11,760)                                (3,253)   (1,968)
                                 -------  -------   -------                                 ------    ------
Units outstanding,
  end of period/year .........    10,873   11,507    12,924  17 ,036   205,553       60         60         1      1,880       9,513
                                 =======  =======   =======  =======  ========   ======     ======   =======     ======      ======
Net Assets (1) ...............   $28,529  $23,745   $34,560                      $   84     $   63   $     1
                                 =======  =======   =======                      ======     ======   =======
Expense Ratio (A) (1) ........     0.90%    0.90%     0.90%                       0.90%      0.90%     0.90%
                                 =======  =======   =======                      ======     ======   =======
Investment Income
  Ratio (B) (1) ..............      1.4%     1.5%      3.1%                        1.8%       3.8%      0.2%
                                 =======  =======   =======                      ======     ======   =======
Total Return (C) (1) .........     27.2%   -22.8%    -13.0%                       34.0%       -16.0%     -2.0%
                                 =======  =======   =======                      ======     ======   =======

----------
*     Commenced operation May 3, 1999.
(1)   Data is presented for fiscal years beginning after December 15, 2000.
(A) This ratio represents the annualized policy expenses of the Separate Account, consisting primarily of administrative, mortality and expense risk charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to unit values (commonly referred to as Separate Account asset-based charges). Charges made directly to policyowner accounts through the redemption of units and expenses of the underlying fund are excluded.
(B) This amount represents the dividends and other income received by the Separate Account fund from the underlying fund, net of management fees assessed by the fund manager, divided by the average net assets. This ratio excludes those expenses, such as Separate Account asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account fund is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account fund invests.
(C) This amount represents the total return for the periods indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units (such as the cost of insurance and a $2 monthly service charge); inclusion of these expenses in the calculation would result in a reduction in the total return presented.


   The accompanying notes are an integral part of these financial statements.

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 3
                        FINANCIAL HIGHLIGHTS (Continued)

                                             Investment Company Bond Fund             Investment Company Short-Term Bond Fund
                                    --------------------------------------------    ------------------------------------------
                                               Years Ended December 31,                       Years Ended December 31,
SELECTED PER UNIT AND               --------------------------------------------    ------------------------------------------
SUPPLEMENTARY DATA:                  2003     2002      2001     2000      1999      2003     2002     2001     2000     1999
---------------------               ------   ------    ------  -------    ------    -----    ------   ------   -----     -----
Unit value, beginning of year..     $ 3.78   $ 3.57    $ 3.31  $  3.07    $ 3.17    $1.52    $ 1.46   $ 1.37   $1.28     $1.24
                                    ======   ======    ======  =======    ======    =====    ======    =====   =====     =====
Unit value, end of year .......     $ 3.99   $ 3.78    $ 3.57  $  3.31    $ 3.07    $1.53    $ 1.52   $ 1.46   $1.37     $1.28
                                    ======   ======    ======  =======    ======    =====    ======    =====   =====     =====
Units outstanding,
  beginning of year (1) .......        422      459       786                         122       100       74
Units Issued (1) ..............        184      287       524                          36        36       49
Units Redeemed (1) ............       (251)    (324)     (851)                        (19)      (14)     (23)
                                    ------   ------    ------                       -----    ------   ------   -----     -----

Units outstanding, end of year         355      422       459      786    11,766      139       122      100      74     2,603
                                    ======   ======    ======  =======    ======    =====    ======    =====   =====     =====
Net Assets (1) ................     $1,417   $1,594    $1,637                       $ 213    $  185    $ 146
                                    ======   ======    ======                       =====    ======    =====

Expense Ratio (A) (1) .........      0.90%    0.90%     0.90%                       0.90%     0.90%    0.90%
                                    ======   ======    ======                       =====    ======    =====
Investment Income Ratio (B) (1)       4.3%     8.5%      7.4%                        3.9%      2.7%     5.7%
                                    ======   ======    ======                       =====    ======    =====
Total Return (C) (1) ..........      5.8%      5.8%      7.8%                        0.8%      4.1%     6.5%
                                    ======   ======    ======                       =====    ======    =====

                                        Investment Company Mid-Term Bond Fund            Investment Company Composite Fund
                                    --------------------------------------------    ------------------------------------------
                                               Years Ended December 31,                       Years Ended December 31,
SELECTED PER UNIT AND               --------------------------------------------    ------------------------------------------
SUPPLEMENTARY DATA:                  2003     2002      2001     2000      1999      2003     2002     2001     2000     1999
---------------------               ------   ------    ------  -------    ------    -----    ------   ------   -----     -----
Unit value,
  beginning of year ...........     $ 1.64   $ 1.51    $ 1.38   $ 1.32    $ 1.32  $  4.46   $  4.87  $  5.52  $ 5.61   $  4.93
                                    ======   ======    ======   ======    ======  =======   =======  =======  ======   =======
Unit value, end of year .......     $ 1.67   $ 1.64    $ 1.51   $ 1.38    $ 1.32  $  5.23   $  4.46  $  4.87  $ 5.52   $  5.61
                                    ======   ======    ======   ======    ======  =======   =======  =======  ======   =======
Units outstanding,
  beginning of year (1) .......         53       57        53                       3,428     4,027    5,080
Units Issued (1) ..............        199      211       251                         618     2,235    2,032
Units Redeemed (1) ............       (207)    (215)     (247)                     (1,071)   (2,834)  (3,085)
                                    ------   ------    ------                     -------   -------  -------
Units outstanding,
  end of year .................         45       53        57       53     2,919    2,975     3,428    4,027   5,080    82,918
                                    ======   ======    ======   ======    ======  =======   =======  =======  ======   =======
Net Assets (1) ................     $   75   $   86    $   86                     $15,565   $15,303  $19,611
                                    ======   ======    ======                     =======   =======  =======
Expense Ratio (A) (1) .........      0.90%    0.90%     0.90%                       0.90%     0.90%    0.90%
                                    ======   ======    ======                     =======   =======  =======
Investment Income
  Ratio (B) (1) ...............       3.9%     2.4%      3.7%                        2.5%      3.2%     3.4%
                                    ======   ======    ======                     =======   =======  =======
Total Return (C) (1) ..........       1.9%     8.7%      9.5%                       17.2%     -8.3%   -11.8%
                                    ======   ======    ======                     =======   =======  =======

----------
(1)   Data is presented for fiscal years beginning after December 15, 2000.
(A) This ratio represents the annualized policy expenses of the Separate Account, consisting primarily of administrative, mortality and expense risk charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to unit values (commonly referred to as Separate Account asset-based charges). Charges made directly to policyowner accounts through the redemption of units and expenses of the underlying fund are excluded.
(B) This amount represents the dividends and other income received by the Separate Account fund from the underlying fund, net of management fees assessed by the fund manager, divided by the average net assets. This ratio excludes those expenses, such as Separate Account asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account fund is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account fund invests.
(C) This amount represents the total return for the periods indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units (such as the cost of insurance and a $2 monthly service charge); inclusion of these expenses in the calculation would result in a reduction in the total return presented.

   The accompanying notes are an integral part of these financial statements.

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 3
                        FINANCIAL HIGHLIGHTS (Continued)


                                      Investment Company Agressive Equity Fund                  Scudder Bond Fund
                                    --------------------------------------------    ------------------------------------------
                                               Years Ended December 31,                       Years Ended December 31,
SELECTED PER UNIT AND               --------------------------------------------    ------------------------------------------
SUPPLEMENTARY DATA:                  2003     2002      2001     2000      1999      2003     2002     2001     2000     1999
---------------------               ------   ------    ------  -------    ------    -----    ------   ------   -----     -----
Unit value,
  beginning of year ...........    $  1.95  $  2.47   $  2.79  $  2.85  $   2.02  $ 15.58   $ 14.60   $13.94  $12.73    $13.02
                                   =======  =======   =======  =======  ========  =======   =======   ======  ======    ======
Unit value, end of year .......    $  2.69  $  1.95   $  2.47  $  2.79  $   2.85  $ 16.22   $ 15.58   $14.60  $13.94    $12.73
                                   =======  =======   =======  =======  ========  =======   =======   ======  ======    ======
Units outstanding,
  beginning of year (1) .......    11,332    13,741    19,792                          73        66       60
Units Issued (1) ..............      2,680    5,961     4,525                           4        18       21
Units Redeemed (1) ............     (2,824)  (8,370)  (10,576)                         (6)      (11)     (15)
                                   -------  -------   -------                     -------   -------   ------
Units outstanding,
  end of year .................     11,188   11,332    13,741   19,792   174,367       71        73       66      60       623
                                   =======  =======   =======  =======  ========  =======   =======   ======  ======    ======
Net Assets (1) ................    $30,115  $22,084   $33,972                     $ 1,145   $ 1,136   $  964
                                   =======  =======   =======                     =======   =======   ======
Expense Ratio (A) (1) .........      0.90%    0.90%     0.90%                       0.90%     0.90%    0.90%
                                   =======  =======   =======                     =======   =======   ======
Investment Income
  Ratio (B) (1) ...............         --       --      0.4%                        3.7%      5.9%     3.9%
                                   =======  =======   =======                     =======   =======   ======
Total Return (C) (1) ..........      38.1%   -21.2%    -11.4%                        4.1%      6.7%     4.8%
                                   =======  =======   =======                     =======   =======   ======


                                           Scudder Capital Growth Fund                    Scudder International Fund
                                    --------------------------------------------    ------------------------------------------
                                               Years Ended December 31,                       Years Ended December 31,
SELECTED PER UNIT AND               --------------------------------------------    ------------------------------------------
SUPPLEMENTARY DATA:                  2003     2002      2001     2000      1999      2003     2002     2001     2000     1999
---------------------               ------   ------    ------  -------    ------    -----    ------   ------   -----     -----
Unit value,
  beginning of year ...........    $ 24.10  $ 34.34   $ 42.97  $ 48.17    $36.07  $ 11.10   $ 13.72   $20.02  $25.83    $16.93
                                   =======  =======   =======  =======    ======  =======   =======   ======  ======    ======
Unit value, end of year .......    $ 30.30  $ 24.10   $ 34.34  $ 42.97    $48.17  $ 14.05   $ 11.10   $13.72  $20.02    $25.83
                                   =======  =======   =======  =======    ======  =======   =======   ======  ======    ======
Units outstanding,
  beginning of year (1) .......      1,462    1,413     1,534                         494       482      723
Units Issued (1) ..............        216      256       502                         124       183      369
Units Redeemed (1) ............       (156)    (207)     (623)                        (95)     (171)    (610)
                                   -------  -------   -------                     -------   -------   ------
Units outstanding,
  end of year .................      1,522    1,462     1,413    1,534    20,809      523       494      482     723    11,828
                                   =======  =======   =======  =======    ======  =======   =======   ======  ======    ======
Net Assets (1) ................    $46,137  $35,234   $48,508                     $ 7,343   $ 5,480   $6,616
                                   =======  =======   =======                     =======   =======   ======

Expense Ratio (A) (1) .........      0.90%    0.90%     0.90%                       0.90%     0.90%    0.90%
                                   =======  =======   =======                     =======   =======   ======
Investment Income
  Ratio (B) (1) ...............       0.4%     0.3%     13.1%                        0.7%      0.9%    18.0%
                                   =======  =======   =======                     =======   =======   ======
Total Return (C) (1) ..........      25.7%   -29.8%    -20.1%                       26.6%    -19.1%   -31.5%
                                   =======  =======   =======                     =======   =======   ======

----------
(1)   Data is presented for fiscal years beginning after December 15, 2000.
(A) This ratio represents the annualized policy expenses of the Separate Account, consisting primarily of administrative, mortality and expense risk charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to unit values (commonly referred to as Separate Account asset-based charges). Charges made directly to policyowner accounts through the redemption of units and expenses of the underlying fund are excluded.
(B) This amount represents the dividends and other income received by the Separate Account fund from the underlying fund, net of management fees assessed by the fund manager, divided by the average net assets. This ratio excludes those expenses, such as Separate Account asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account fund is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account fund invests.
(C) This amount represents the total return for the periods indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units (such as the cost of insurance and a ($2 monthly service charge); inclusion of these expenses in the calculation would result in a reduction in the total return presented.

   The accompanying notes are an integral part of these financial statements.

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 3
                        FINANCIAL HIGHLIGHTS (Continued)

                                    American Century VP Capital Appreciation Fund         Calvert Social Balanced Fund
                                   -----------------------------------------------   -------------------------------------------
                                               Years Ended December 31,                      Years Ended December 31,
SELECTED PER UNIT AND              -----------------------------------------------   -------------------------------------------
SUPPLEMENTARY DATA:                  2003      2002      2001      2000      1999     2003     2002     2001     2000     1999
---------------------              -------   ------    ------    -------    ------   -----    ------   ------   -----     -----
Unit value,
  beginning of year ...........    $ 10.52   $ 13.44   $ 18.82    $17.40    $10.69   $ 2.59    $ 2.98   $ 3.23  $ 3.37    $ 3.04
                                   =======   =======   =======    ======    ======   ======    ======   ======  ======    ======
Unit value, end of year .......    $ 12.59   $ 10.52   $ 13.44    $18.82    $17.40   $ 3.07    $ 2.59   $ 2.98  $ 3.23    $ 3.37
                                   =======   =======   =======    ======    ======   ======    ======   ======  ======    ======
Units outstanding,
  beginning of year (1) .......      1,380     1,062     1,337                        3,560     3,228    4,634
Units Issued (1) ..............        386       333       640                          743       729    1,403
Units Redeemed (1) ............        (85)      (15)     (915)                      (1,048)     (397)  (2,809)
                                   -------   -------   -------                       ------    ------   ------
Units outstanding,
  end of year .................      1,681     1,380     1,062     1,337     9,062    3,255     3,560    3,228   4,634    20,588
                                   =======   =======   =======    ======    ======   ======    ======   ======  ======    ======
Net Assets (1) ................    $21,176   $14,520   $14,268                      $ 9,985   $ 9,236   $9,620
                                   =======   =======   =======                      =======   =======   ======
Expense Ratio (A) (1) .........      0.65%     0.65%     0.70%                        0.90%     0.90%    0.90%
                                   =======   =======   =======                      =======   =======   ======
Investment Income
  Ratio (B) (1) ...............         --        --     31.6%                         2.1%      2.9%     4.7%
                                   =======   =======   =======                      =======   =======   ======
Total Return (C) (1) ..........      19.7%  -21.7%      -28.6%                        18.2%    -12.9%    -7.8%
                                   =======   =======   =======                      =======   =======   ======


                                           Fidelity VIP Equity-Income Fund                  Fidelity VIP II Contra Fund
                                    --------------------------------------------    ------------------------------------------
                                               Years Ended December 31,                       Years Ended December 31,
SELECTED PER UNIT AND               --------------------------------------------    ------------------------------------------
SUPPLEMENTARY DATA:                  2003     2002      2001     2000      1999      2003     2002     2001     2000     1999
---------------------               ------   ------    ------  -------    ------    -----    ------   ------   -----     -----
Unit value,
  beginning of year ...........    $ 26.89  $ 32.63   $ 34.61   $32.21    $30.65  $ 23.27   $ 25.88  $ 29.73  $32.13      $26.16
                                   =======  =======   =======   ======    ======  =======   =======  =======  ======      ======
Unit value,
  end of year .................    $ 34.76  $ 26.89   $ 32.63   $34.61    $32.21  $ 29.66   $ 23.27  $ 25.88  $29.73      $32.13
                                   =======  =======   =======   ======    ======  =======   =======  =======  ======      ======
Units outstanding,
  beginning of year (1) .......        776      916     1,396                         627       720    1,762
Units Issued (1) ..............         95      129       292                         214       418      647
Units Redeemed (1) ............       (200)    (269)     (772)                       (225)     (511)  (1,689)
                                   -------  -------   -------                     -------   -------  -------
Units outstanding,
  end of year .................        671      776       916    1,396     7,417      616       627      720   1,762      18,296
                                   =======  =======   =======   ======    ======  =======   =======  =======  ======      ======
Net Assets (1) ................    $23,325  $20,870   $29,894                     $18,275   $14,594  $18,625
                                   =======  =======   =======                     =======   =======  =======
Expense Ratio (A) (1) .........      0.80%    0.80%     0.80%                       0.80%     0.80%    0.80%
                                   =======  =======   =======                     =======   =======  =======
Investment Income
  Ratio (B) (1) ...............       1.9%     4.4%      7.7%                        0.4%      0.9%     5.4%
                                   =======  =======   =======                     =======   =======  =======
Total Return (C) (1) ..........      29.3%   -17.6     %-5.7%                       27.4%    -10.1%   -12.9%
                                   =======  =======   =======                     =======   =======  =======

----------
(1)   Data is presented for fiscal years beginning after December 15, 2000.
(A) This ratio represents the annualized policy expenses of the Separate Account, consisting primarily of administrative, mortality and expense risk charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to unit values (commonly referred to as Separate Account asset-based charges). Charges made directly to policyowner accounts through the redemption of units and expenses of the underlying fund are excluded.
(B) This amount represents the dividends and other income received by the Separate Account fund from the underlying fund, net of management fees assessed by the fund manager, divided by the average net assets. This ratio excludes those expenses, such as Separate Account asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account fund is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account fund invests.
(C) This amount represents the total return for the periods indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units (such as the cost of insurance and a ($2 monthly service charge); inclusion of these expenses in the calculation would result in a reduction in the total return presented.

   The accompanying notes are an integral part of these financial statements.

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 3
                        FINANCIAL HIGHLIGHTS (Concluded)

                                                   Fidelity VIP II Asset Manager Fund
                                           ---------------------------------------------------
                                                       Years Ended December 31,
SELECTED PER UNIT AND                      ---------------------------------------------------
SUPPLEMENTARY DATA:                          2003      2002      2001         2000     1999
---------------------                      --------  -------   --------     -------   -------
Unit value, beginning of year ..........   $ 21.65   $ 23.91   $  25.14     $ 26.40   $ 24.04
                                           =======   =======   ========     =======   =======
Unit value, end of year ................   $ 25.34   $ 21.65   $  23.91     $ 25.14   $ 26.40
                                           =======   =======   ========     =======   =======

Units outstanding, beginning of year (1)       610       645      4,742
Units Issued (1) .......................       161       147        225
Units Redeemed (1) .....................      (210)     (182)    (4,322)
                                           --------  -------   --------
Units outstanding, end of year .........       561       610        645       4,742     7,732
                                           =======   =======   ========     =======   =======
Net Assets (1) .........................   $14,217   $13,206   $ 15,424
                                           ========  =======   ========
Expense Ratio (A) (1) ..................      0.80%    0.80%      0.80%
                                           ========   =======  ========
Investment Income Ratio (B) (1) ........       3.7%     3.8%      12.2%
                                           ========   =======  ========
Total Return (C) (1) ...................      17.0%    -9.5%      -4.9%
                                           ========   =======  ========

----------
(1)   Data is presented for fiscal years beginning after December 15, 2000.
(A) This ratio represents the annualized policy expenses of the Separate Account, consisting primarily of administrative, mortality and expense risk charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to unit values (commonly referred to as Separate Account asset-based charges). Charges made directly to policyowner accounts through the redemption of units and expenses of the underlying fund are excluded.
(B) This amount represents the dividends and other income received by the Separate Account fund from the underlying fund, net of management fees assessed by the fund manager, divided by the average net assets. This ratio excludes those expenses, such as Separate Account asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account fund is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account fund invests.
(C) This amount represents the total return for the periods indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units (such as the cost of insurance and a ($2 monthly service charge); inclusion of these expenses in the calculation would result in a reduction in the total return presented.

   The accompanying notes are an integral part of these financial statements.

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 3
                          NOTES TO FINANCIAL STATEMENTS

1.    SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION

      Separate Account No. 3 of The American Life Insurance Company of New York ("the Company") was established in conformity with New York Insurance Law and commenced operations on December 21, 1994 as a unit investment trust. On that date, the following American Life Funds became available as investment alternatives: Money Market Fund, All America Fund, Equity Index Fund, Bond Fund, Short-Term Bond Fund, Mid-Term Bond Fund, Composite Fund, Aggressive Equity Fund, Scudder Bond Fund, Scudder Capital Growth Fund, Scudder International Fund, American Century VP Capital Appreciation Fund and Calvert Social Balanced Fund. The American Life Funds invest in a corresponding fund of Mutual of America Investment Corporation ("Investment Company"), portfolios of Scudder Variable Series I ("Scudder"), fund of American Century Variable Portfolios Inc. ("American Century")and a corresponding fund of Calvert Social Balanced Portfolio of Calvert Variable Series, Inc. ("Calvert").

      On May 1, 1995, Fidelity Investments Equity-Income, Contra fund and Asset Manager Funds became available to Separate Account No. 3 as investment alternatives. The Fidelity Equity-Income Fund, Contra fund and Asset Manager Funds invest in corresponding portfolios of Fidelity Variable Insurance Products Fund ("Fidelity VIP") (collectively, "Fidelity").

      On May 3, 1999 the Mid-Cap Equity Index Fund of the Investment Company became the 17th investment alternative available to Separate Account No. 3.

      Separate Account No. 3 was formed by the Company to support the operations of the Company's variable universal life insurance ("VUL") policies. The assets of Separate Account No. 3 are the property of the Company. The portion of Separate Account No. 3's assets applicable to the policies will not be charged with liabilities arising out of any other business the Company may conduct.

      During 2000, substantially all of American Life's original issue variable universal life business participating through American Life Separate Account No. 3 was transferred to a former affiliate, Mutual of America Life Insurance Company. Although a limited number of American Life's original issue variable universal life policies remain in force, the Company is no longer issuing new policies through American Life Separate Account No. 3.

      The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimate sand assumptions that affect the reported amounts of assets, liabilities, income, expenses and related disclosures. Actual results, however, may differ from those estimates.

      The following is a summary of the significant accounting policies consistently followed by Separate Account No. 3, which are in conformity with accounting principles generally accepted in the Unites States of America:

      Investment Valuation -- Investments are made in shares of the Investment Company, Scudder, American Century, Calvert and Fidelity and are valued at the reported net asset values of the respective funds and portfolios. Such investments are referred to as "Underlying Funds" of Separate Account No. 3.

      Investment Income -- Dividend distributions made by the Underlying Funds, generally representing a distribution of their accumulated income and capital gains, are recognized as investment income on the ex-dividend dates of each Underlying Fund by each Fund of Separate Account No. 3 and are immediately fully reinvested in additional shares of the Underlying Funds at their respective ex-dividend net asset values. At such, the ultimate effect of the dividend paid to the Funds of Separate Account No. 3 has no impact on the respective unit values.

      Investment Transactions -- Investment transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined based on the average cost of the investment sold.

      Federal Income Taxes -- Separate Account No. 3 will be treated as a part of the Company and will not be taxed separately as a "regulated investment company" under existing law. The Company is taxed as a life insurance company under the life insurance tax provisions of the Internal Revenue Code. No provision for income taxes is required in the accompanying financial statements.

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 3
                    NOTES TO FINANCIAL STATEMENTS (continued)

2.    INVESTMENTS

      The number of shares owned by Separate Account No. 3 and the respective net asset values (rounded to the nearest cent) per share at December 31, 2003 are as follows:

                                                           Number of   Net Asset
                                                            Shares       Value
                                                           ---------   --------
            Investment Company Funds:
               Money Market Fund: .......................    1,043     $  1.18
               All America Fund .........................    7,389        2.12
               Equity Index Fund ........................   14,784        1.95
               Mid-Cap Equity Index Fund ................       92        1.30
               Bond Fund ................................    1,096        1.29
               Short-Term Bond Fund .....................      251        1.03
               Mid-Term Bond Fund .......................       74        0.96
               Composite Fund ...........................   11,349        1.40
               Aggressive Equity Fund ...................   17,714        1.73
            Scudder Portfolios:
               Bond Portfolio ...........................      163        7.04
               Capital Growth Portfolio-- Class "A" .....    3,173       14.59
               International Portfolio-- Class "A" ......      877        8.26
            American Century VP Capital Appreciation Fund    2,963        7.12
            Calvert Social Balanced Portfolio ...........    5,661        1.76
            Fidelity Portfolios:
               Equity-Income-- "Initial" Class ..........    1,030       23.18
               Contrafund-- "Initial" Class .............      805       23.13
               Asset Manager-- "Initial" Class ..........      974       14.46

3.    EXPENSES

      Administrative Fees and Expenses and Cost of Insurance -- In connection with its administrative functions, the Company deducts daily charges at an annual rate of .40% (except for American Century for which the rate charged is 15% and each Fidelity fund, for which the rate is .30%) from the value of the net assets of each Fund. Monthly charges equaling the lesser of $2.00 or 1/12 of 1% of account value may also be deducted. The cost of insurance, to compensate the Company for life insurance coverage provided under the policies, is deducted monthly and reflected as net transfers in the accompanying financial statements.

      Mortality and Expense Risk Fees -- The Company assumes the risk that insureds may live for a shorter period of time than estimated for purposes of current or guaranteed cost of insurance rates; for this it deducts a mortality risk charge daily, at an annual rate of .35% from the value of the net assets of each Fund. An expense risk charge, deducted daily, at an annual rate of .15% from the value of the net assets of each Fund, compensates the Company for the risk that administrative expenses incurred will be greater than estimated.

                          INDEPENDENT AUDITORS' REPORT

To The American Life Insurance Company of New York and
   Contract Owners of American Life Separate Account No. 3:

      We have audited the accompanying statement of assets and liabilities of American Life Separate Account No. 3 (comprised of the sub-accounts listed in note 1) (collectively, "the Separate Account") as of December 31, 2003, and the related statement of operations for the year then ended, and statements of changes in net assets and financial highlights for each of the years in the two-year period then ended. These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The accompanying financial highlights for each of the years in the three-year period ended December 31, 2001 were audited by other auditors who have ceased operations and whose report thereon dated February 20, 2002, expressed an unqualified opinion on those financial highlights.

      We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the assets and liabilities of the Separate Account as of December 31, 2003, and the results of their operations for the year then ended, and statements of changes in their net assets and financial highlights for each of the years in the two-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

                                    KPMG LLP

New York, New York
February 24, 2004

THE AMERICAN LIFE
INSURANCE COMPANY
OF NEW YORK

P.O. BOX 4837
NEW YORK, NY 10185-0049